SUPPLEMENT DATED JANUARY 17, 2013 TO
                     THE PROSPECTUS DATED JANUARY 16, 2013

                   GUGGENHEIM DEFINED PORTFOLIOS, SERIES 993

                    MULTIPLE ASSET PORTFOLIO PLUS, SERIES 44

                              FILE NO. 333-185149

     Notwithstanding anything to the contrary in the Prospectus, the beginning of the fifth paragraph under "Investment Summary - Multiple Asset Portfolio Plus, Series 44 - Security Selection" is hereby deleted and replaced with the following:

     The sponsor then reduces the 150 companies to 29 by performing qualitative analysis, which may be primarily based on, but not limited to, the following factors:


                       Please keep for future reference.